Finance costs and finance income (Detail Textuals) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Finance Cost And Finance Income Explanatory [Abstract]
Inventory carrying value includes capitalized interest cost	$ 22,846,505	$ 14,015,122	$ 14,778,839
Weighted average interest rate of borrowing cost	14.72%	13.69%	13.63%